Interest Expense on DFA - Summary of Interest Expense on DFA (Details)	12 Months Ended
Jun. 30, 2023 USD ($)
Material income and expense [abstract]
Interest expense on DFA	$ 13,462,160
Total interest expense on DFA	$ 13,462,160